Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Revenue	$ 538,140	$ 538,759	$ 533,229	$ 538,484	$ 550,694	$ 542,727	$ 541,983	$ 552,643	$ 2,148,612	$ 2,188,047	$ 2,352,521
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									322,216	341,147	328,501
Selling, general and administrative									204,015	231,397	199,412
Impairment of goodwill and other intangibles											4,165,400
Depreciation and amortization									707,824	694,891	687,729
Total operating expenses									1,234,055	1,267,435	5,381,042
Income (loss) from operations	233,815	234,033	229,113	217,596	233,705	220,410	227,324	239,173	914,557	920,612	(3,028,521)
Interest expense (income), net									1,020,770	938,501	890,279
Gain on early extinguishment of debt									(4,109)	1,030,092	7,061
Other income (expense), net									6,638	(2,105)	(6,201)
Income (loss) before income taxes									(103,684)	1,010,098	(3,917,940)
Provision for (benefit from) income taxes									71,130	15,986	1,513
Net income (loss)	(88,956)	(29,416)	(22,800)	(33,642)	663,803	196,605	117,412	16,292	(174,814)	994,112	(3,919,453)
Net income attributable to noncontrolling interest									(3,914)	(3,915)	(3,934)
Net income (loss) attributable to Intelsat, S.A.	(89,951)	(30,412)	(23,795)	(34,570)	662,820	195,622	116,429	15,326	(178,728)	990,197	(3,923,387)
Cumulative preferred dividends											(9,919)
Net income (loss) attributable to common shareholders	$ (89,951)	$ (30,412)	$ (23,795)	$ (34,570)	662,820	$ 195,622	$ 116,429	$ 15,326	(178,728)	990,197	(3,933,306)
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									511,940	562,372	554,831
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									434,491	452,899	449,274
Selling, general and administrative									57,673	79,083	65,143
Depreciation and amortization									18,580	18,349	32,945
Total operating expenses									510,744	550,331	547,362
Income (loss) from operations									1,196	12,041	7,469
Interest expense (income), net									(53,617)	(9,505)	(8,057)
Other income (expense), net									(1,133)	3,808	(10,568)
Income (loss) before income taxes									53,680	25,354	4,958
Provision for (benefit from) income taxes									(1,370)	3,811	3,381
Net income (loss)									55,050	21,543	1,577
Net income attributable to noncontrolling interest									(3,914)	(3,915)	(3,934)
Net income (loss) attributable to Intelsat, S.A.									51,136	17,628	(2,357)
Net income (loss) attributable to common shareholders											(2,357)
Intelsat S.A. and Other Parent Guarantors [Member] | Parent [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									22,505	2,952
Operating expenses:
Selling, general and administrative									19,465	7,884	7,912
Total operating expenses									19,465	7,884	7,912
Income (loss) from operations									3,040	(4,932)	(7,912)
Interest expense (income), net									15,977	13,596	10,723
Subsidiary income									(165,800)	1,008,614	(3,904,747)
Other income (expense), net									(44)	(4)
Income (loss) before income taxes									(178,781)	990,082	(3,923,382)
Provision for (benefit from) income taxes									(53)	(115)	3
Net income (loss)									(178,728)	990,197	(3,923,385)
Net income (loss) attributable to Intelsat, S.A.									(178,728)	990,197	(3,923,385)
Cumulative preferred dividends											(9,919)
Net income (loss) attributable to common shareholders											(3,933,304)
Intelsat Luxembourg [Member] | Subsidiaries [Member]
Operating expenses:
Selling, general and administrative									592	168	193
Total operating expenses									592	168	193
Income (loss) from operations									(592)	(168)	(193)
Interest expense (income), net									359,211	272,791	274,451
Gain on early extinguishment of debt									209,771		7,061
Subsidiary income									181,291	605,685	(3,614,952)
Other income (expense), net									(786)
Income (loss) before income taxes									30,473	332,726	(3,882,535)
Net income (loss)									30,473	332,726	(3,882,535)
Net income (loss) attributable to Intelsat, S.A.									30,473	332,726	(3,882,535)
Net income (loss) attributable to common shareholders											(3,882,535)
Intelsat Jackson [Member] | Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									2,003,186	1,999,114	2,160,235
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									276,673	264,587	241,603
Selling, general and administrative									122,630	140,952	126,331
Impairment of goodwill and other intangibles											4,165,400
Depreciation and amortization									689,244	676,542	654,784
Total operating expenses									1,088,547	1,082,081	5,188,118
Income (loss) from operations									914,639	917,033	(3,027,883)
Interest expense (income), net									727,540	661,671	613,162
Gain on early extinguishment of debt									(4,612)	350,962
Subsidiary income									(2,704)	9,869	11,983
Other income (expense), net									7,088	(5,909)	4,367
Income (loss) before income taxes									186,871	610,284	(3,624,695)
Provision for (benefit from) income taxes									72,553	12,290	(1,871)
Net income (loss)									114,318	597,994	(3,622,824)
Net income (loss) attributable to Intelsat, S.A.									114,318	597,994	(3,622,824)
Net income (loss) attributable to common shareholders											(3,622,824)
Intelsat Jackson Subsidiaries Guarantors [Member] | Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									2,003,201	1,999,129	2,160,251
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									276,673	264,587	241,603
Selling, general and administrative									115,619	137,488	125,494
Impairment of goodwill and other intangibles											4,165,400
Depreciation and amortization									689,244	676,542	654,784
Total operating expenses									1,081,536	1,078,617	5,187,281
Income (loss) from operations									921,665	920,512	(3,027,030)
Interest expense (income), net									176,767	183,931	36,059
Subsidiary income									(2,704)	9,869	11,983
Other income (expense), net									7,035	1,812	(5,136)
Income (loss) before income taxes									749,229	748,262	(3,056,242)
Provision for (benefit from) income taxes									72,553	12,290	(1,885)
Net income (loss)									676,676	735,972	(3,054,357)
Net income (loss) attributable to Intelsat, S.A.									676,676	735,972	(3,054,357)
Net income (loss) attributable to common shareholders											(3,054,357)
Intelsat Connect Finance S.A [Member]
Operating expenses:
Gain on early extinguishment of debt					$ 679,100
Intelsat Connect Finance S.A [Member] | Subsidiaries [Member]
Operating expenses:
Selling, general and administrative									1,717	61
Total operating expenses									1,717	61
Income (loss) from operations									(1,717)	(61)
Interest expense (income), net									(14,116)	8
Gain on early extinguishment of debt									6
Subsidiary income									114,318	597,995
Other income (expense), net									728
Income (loss) before income taxes									127,451	597,926
Net income (loss)									127,451	597,926
Net income (loss) attributable to Intelsat, S.A.									127,451	597,926
Consolidation and Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									(2,392,220)	(2,375,520)	(2,522,796)
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									(665,621)	(640,926)	(603,979)
Selling, general and administrative									(113,681)	(134,239)	(125,661)
Impairment of goodwill and other intangibles											(4,165,400)
Depreciation and amortization									(689,244)	(676,542)	(654,784)
Total operating expenses									(1,468,546)	(1,451,707)	(5,549,824)
Income (loss) from operations									(923,674)	(923,813)	3,027,028
Interest expense (income), net									(190,992)	(183,991)	(36,059)
Gain on early extinguishment of debt									(209,274)	679,130
Subsidiary income									(124,401)	(2,232,032)	7,495,733
Other income (expense), net									(6,250)	(1,812)	5,136
Income (loss) before income taxes									(1,072,607)	(2,294,536)	10,563,956
Provision for (benefit from) income taxes									(72,553)	(12,290)	1,885
Net income (loss)									(1,000,054)	(2,282,246)	10,562,071
Net income (loss) attributable to Intelsat, S.A.									$ (1,000,054)	$ (2,282,246)	10,562,071
Net income (loss) attributable to common shareholders											$ 10,562,071